LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of amounts recognized for leases

	December 31,
	2025	2024

	U.S dollars in thousands
Right-of-use assets:
Properties	1,057	302
Vehicles	—	—
	1,057	302
Lease liabilities:
Current	170	353
Non-current	900	3
	1,070	356

For the year ended December 31, 2025, there were additions of $1 million and there were no additions to the right-of-use assets and lease liabilities during the year ended 2024. There were no decreases in lease liability during the year ended December 31, 2025, and for the year ended December 31, 2024 there were decreases of $0.2 million (With corresponding decrease in right of use asset in an amount of $0.2 million in the year ended December 31, 2024).
In December 2025, the Company signed an amendment to its existing lease agreement, pursuant to which the lease term was extended and the leased premises were reduced.
The amended lease term expires on January 31, 2031. The Company has an option to extend the lease for an additional five-year period; however, this option was not considered in determining the lease term.

Amounts recognized in the consolidated statements of comprehensive loss:
Properties	293	470
Vehicles	—	51
	293	521
Interest expense	18	55
Foreign exchange differences	95	7
Expenses relating to short-term leases and leases of low-value assets are immaterial.
The total cash outflow for leases in 2025 and 2024 was $0.4 million and $0.7 million, respectively.